ACCOUNTS AND OTHER RECEIVABLES (Disclosure of accounts and other receivables) (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Trade and other receivables [abstract]
Trade receivables	$ 1,439	$ 106,458
Other receivables	27,292	0
Government grants receivable	60,850	151,440
HST recoverable	174,158	172,496
Accrued interest receivable on guaranteed investment certificates	32,791	238,614
Less: valuation allowance on trade receivables	0	(100,000)
Total accounts and other receivables	$ 296,530	$ 569,008